Description of Organization and Business Operations (FY) (Details) - USD ($)						1 Months Ended		2 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Apr. 27, 2023	Mar. 10, 2023	Aug. 16, 2022	Dec. 31, 2021	Dec. 22, 2021	Aug. 16, 2022	Dec. 22, 2021	Mar. 10, 2023	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued							$ 2,475,000			$ 1,941,334	$ 1,149,819
Purchase share of common stock per share (in Dollars per share)					$ 11.5		$ 11.5
Sold price per unit (in Dollars per share)					$ 10		$ 10
Generating gross proceeds					$ 189,750,000		$ 189,750,000		$ 7,347,500
Warrants (in Shares)												7,347,500
Issued shares (in Shares)												697,500
Warrants per share (in Dollars per share)	$ 1									$ 1		$ 1
Transaction costs amounted										$ 7,959,726		$ 7,959,726
Underwriting fees										$ 3,450,000		3,450,000
Shares cost												3,570,576
Warrants cost												259,527
Other offering costs												$ 679,623
Fair market value percentage										80.00%		80.00%
Business combination of post transaction												50.00%
Public offering amount							$ 191,647,500
Shares issued price per share (in Dollars per share)					$ 10.1		$ 10.1					$ 11.5
Operating bank account							$ 741,228
Maturity days					185 days		185 days
Company obligation percentage							100.00%
Trust account per public share (in Dollars per share)												$ 10.2
Dissolution expenses												$ 100,000
Deposit amount												$ 1,897,500
Price per share (in Dollars per share)												$ 0.1
Aggregate amount												$ 3,795,000
Aggregate price per share (in Dollars per share)												$ 0.2
Net tangible assets										$ 5,000,001		$ 5,000,001
Public per share (in Dollars per share)												$ 10.1
Working capital	$ 1,200,000											$ 200,000
Capital contribution										25,000		25,000
Unsecured promissory note										204,841		$ 204,841
Repurchase, percentage		100.00%
Percentage of excise tax			1.00%			1.00%						1.00%
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued							$ 18,975,000
Warrants (in Shares)												2,185,000
Shares issued price per share (in Dollars per share)					$ 10.1		$ 10.1
Operating bank account				$ 741,228
Aggregate price per share (in Dollars per share)												$ 200,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Generating gross proceeds										$ 7,347,500		$ 7,347,500
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock per share (in Dollars per share)					$ 0.0001		$ 0.0001
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Repurchase, percentage								100.00%